Debt and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Debt and Other Liabilities [Abstract]
Schedule of Short-Term Debt and Other Liabilities

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Short-term debt and other liabilities
Short-term debt to related parties (8.1)	$6,225,815	$697,067
Short term convertible debt to related party (8.4)	132,269
Ordinary shares payable (8.2)	8,223,928	—
Share-based payment liability (8.5)	1,311,028	—
Convertible debt (8.3)	31,088,259	—
Non-current debt and other liabilities
Share-based payment liability (8.4)	—	1,177,617
Convertible debt (8.3)	—	25,302,709

Schedule of Convertible debt

The carrying amount of the convertible debt was as follows:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt
Principal amount of notes	$—	$24,000,000
Accrued interest	—	3,221,233
Discount on convertible debt	—	(1,918,524)
Short term convertible debt to related party	132,269
Convertible debt under troubled debt restructuring	31,088,259	—
	31,220,528	25,302,709

Schedule of the senior secured convertible note and secured convertible loans

The following table sets forth the interest expense recognized related to the senior secured convertible notes and unsecured convertible loans:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt
Accrued interest	$7,269	$3,221,233
Amortization of debt discount	—	163,976
	7,269	3,385,209